Segments - Additioanl Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Income from discontinued operations	$ 18,000	$ 45,000	$ 76,000	$ 127,000	$ 56,000	$ 455,000
Ongoing Operating Costs and Expenses [Member]
Income from discontinued operations				$ 431,000		$ 920,000